Financial instruments - Schedule of Liquidity Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Accounts payable and accrued liabilities	$ 111,716	$ 89,062
Principal	75,134	110,022	$ 261,851
Debt repayments	248,598
Capital expenditure commitments	62,113
Commitment fees on revolving credit facility	10,688
Other liabilities	2,605
2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Accounts payable and accrued liabilities	111,716
Debt repayments	201,535
Capital expenditure commitments	59,712
Commitment fees on revolving credit facility	2,700
Other liabilities	1,040
2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Accounts payable and accrued liabilities	0
Debt repayments	21,446
Capital expenditure commitments	2,401
Commitment fees on revolving credit facility	2,700
Other liabilities	1,565
2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Accounts payable and accrued liabilities	0
Debt repayments	13,872
Capital expenditure commitments	0
Commitment fees on revolving credit facility	2,700
Other liabilities	0
2025
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Accounts payable and accrued liabilities	0
Debt repayments	10,316
Capital expenditure commitments	0
Commitment fees on revolving credit facility	2,588
Other liabilities	0
2026
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Accounts payable and accrued liabilities	0
Debt repayments	1,429
Capital expenditure commitments	0
Commitment fees on revolving credit facility	0
Other liabilities	0
Fekola Equipment Loan Facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	42,408	71,261
Interest (estimated)	3,623
Fekola Equipment Loan Facility | 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	1,816
Fekola Equipment Loan Facility | 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	1,063
Fekola Equipment Loan Facility | 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	586
Fekola Equipment Loan Facility | 2025
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	158
Fekola Equipment Loan Facility | 2026
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	0
Masbate Equipment Loan Facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	3,865	$ 7,254
Interest (estimated)	195
Masbate Equipment Loan Facility | 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	167
Masbate Equipment Loan Facility | 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	26
Masbate Equipment Loan Facility | 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	2
Masbate Equipment Loan Facility | 2025
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	0
Masbate Equipment Loan Facility | 2026
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	0
Lease liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	11
Lease liabilities | 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	11
Lease liabilities | 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	0
Lease liabilities | 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	0
Lease liabilities | 2025
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	0
Lease liabilities | 2026
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	0
Principal | Fekola Equipment Loan Facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	42,865
Principal | Fekola Equipment Loan Facility | 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	18,028
Principal | Fekola Equipment Loan Facility | 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	10,320
Principal | Fekola Equipment Loan Facility | 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	8,334
Principal | Fekola Equipment Loan Facility | 2025
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	6,183
Principal | Fekola Equipment Loan Facility | 2026
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | Masbate Equipment Loan Facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	3,948
Principal | Masbate Equipment Loan Facility | 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	3,076
Principal | Masbate Equipment Loan Facility | 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	766
Principal | Masbate Equipment Loan Facility | 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	106
Principal | Masbate Equipment Loan Facility | 2025
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | Masbate Equipment Loan Facility | 2026
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | Lease liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	10,834
Principal | Lease liabilities | 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	3,269
Principal | Lease liabilities | 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	2,605
Principal | Lease liabilities | 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	2,144
Principal | Lease liabilities | 2025
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	1,387
Principal | Lease liabilities | 2026
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	1,429
Accounts Payable, Derivative Liabilities, Borrowings, and Interest on Borrowings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Debt repayments	173,192
Accounts Payable, Derivative Liabilities, Borrowings, and Interest on Borrowings | 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Debt repayments	138,083
Accounts Payable, Derivative Liabilities, Borrowings, and Interest on Borrowings | 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Debt repayments	14,780
Accounts Payable, Derivative Liabilities, Borrowings, and Interest on Borrowings | 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Debt repayments	11,172
Accounts Payable, Derivative Liabilities, Borrowings, and Interest on Borrowings | 2025
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Debt repayments	7,728
Accounts Payable, Derivative Liabilities, Borrowings, and Interest on Borrowings | 2026
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Debt repayments	$ 1,429